Summary of accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of accounting policies
Schedule of new and revised IFRSs that have been issued but are not yet effective

New Standards, interpretations and amendments		Effective date
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	January 1, 2026
Annual Improvements to IFRS Accounting Standards – Volume 11	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7	January 1, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 and its amendments	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency	January 1, 2027
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

Schedule of estimated useful lives of Property and equipment

Categories	Estimated useful lives
Bikes and e‑bikes and related batteries	2‑4 years
Computers and equipment	2‑5 years
Vehicles	3-5 years
Leasehold improvement	Lesser of estimated useful life or remaining lease terms
Others	5‑40 years

Schedule of estimated useful lives of intangible assets

Categories	Estimated useful lives
Non‑compete agreements	6‑7 years
Trademarks, patents and others	3-10 years
Driver lists	5 years
Customer lists	5 years
Software	3-5 years
Licenses*	Indefinite live
*

Licenses mainly include a third-party payment license issued by the People’s Republic of China government authorities that enable the Group to operate third-party payment business. The Group is required to apply for the renewal of the third-party payment license issued by the People’s Republic of China government authorities each five years and the Group considered that, based on regulatory precedent, there were no practical difficulties in the renewal process according to the industry practice, thus providing the basis for the indefinite life assumption. The acquired licenses that have an indefinite life are carried at historical cost less any subsequent impairment loss.